Commitments - Schedule of Future Minimum Revenues to be Received on Committed Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Leases [Abstract]
Percentage of future minimum revenues utilization	100.00%
Remainder of 2013	$ 334,922
2014	693,794
2015	743,864
2016	706,349
2017	636,481
Thereafter	3,041,855
Future minimum revenues receivable	$ 6,157,265